Client deposits	12 Months Ended
Dec. 31, 2022
Client Deposits
Client deposits

17.	Client deposits

The breakdown, by classification and type, of the balance of “Customer deposits” is as follows:

Thousand of reais	2022	2021	2020

Classification:
Financial liabilities at amortized cost	489,953,489	468,961,069	445,813,972
Total	489,953,489	468,961,069	445,813,972

Type:
Demand deposits
Current accounts (1)	26,607,407	41,742,247	35,550,105
Savings accounts	60,170,586	65,248,913	62,210,443
Time deposits	339,943,008	280,955,456	269,929,085
Repurchase agreements	63,232,488	81,014,453	78,124,340
Of which:
Backed operations with Private Securities (2)	17,309,369	20,103,099	14,944,250
Backed operations with Government Securities	45,923,119	60,911,354	63,180,090
Total	489,953,489	468,961,069	445,813,972
(1)	Non-remunerated accounts.
(2)	Refer basically to repurchase agreements backed by own debentures.

Note 43-d contains a detail of the residual maturity periods of financial liabilities at amortized cost.